SEGMENT INFORMATION - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	55.00%	48.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	20.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		47.00%	77.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	73.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		91.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer D [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	23.00%